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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.

                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Longacre Fund Management, LLC
Address:          810 Seventh Avenue 33rd Floor,
                  New York, NY 10019

Form 13F File Number: 28-13304

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Steven Weissman
Title:   Manager
Phone:   212-259-4300

Signature, Place, and Date of Signing:

/s/ Steven Weissman              New York, New York            November 16, 2009
----------------------        -------------------------        -----------------
    [Signature]                     [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                   1
                                                              ---------

Form 13F Information Table Entry Total:                             20
                                                              ---------

Form 13F Information Table Value Total:                        $22,119
                                                              ---------
                                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      NO.            FORM 13F FILE NUMBER            NAME
      ---------      ------------------------        ------------------------

      1                                              LSE Fund Management, LLC

                                                 Longacre Fund Management, LLC
                                                  Form 13F Information Table
                                               Quarter ended: September 30, 2009


                                                                                      INVESTMENT DISCRETION        VOTING AUTHORITY
                                                    FAIR MARKET
                                                       VALUE     SHARES OR
                             TITLE OF      CUSIP        (IN      PRINCIPAL SH/ PUT/       SHARED   SHARED  OTHER
ISSUER                         CLASS       NUMBER    THOUSANDS)    AMOUNT  PRN CALL SOLE  DEFINED  OTHER   MNGRS** SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
CBS CORP NEW                   CL B       124857202    $1,098     91,110   SH         X                             X
------------------------------------------------------------------------------------------------------------------------------------

CIT GROUP INC                  COM        125581108    $112       92,350   SH         X                             X
------------------------------------------------------------------------------------------------------------------------------------

EXCO RESOURCES INC             COM        269279402    $1,473     78,810   SH         X                             X
------------------------------------------------------------------------------------------------------------------------------------

EXIDE TECHNOLOGIES             COM NEW    302051206    $1,273    159,775   SH         X                             X
------------------------------------------------------------------------------------------------------------------------------------

GANNETT INC                    COM        364730101    $673       53,790   SH         X                             X
------------------------------------------------------------------------------------------------------------------------------------
GREAT LAKES DREDGE &
DOCK CO                        COM        390607109    $374       53,583   SH         X                             X
------------------------------------------------------------------------------------------------------------------------------------

HOVNANIAN ENTERPRISES INC      CL A       442487203    $229       59,510   SH         X                             X
------------------------------------------------------------------------------------------------------------------------------------

HUMANA INC                     COM        444859102    $1,839     49,300   SH         X                             X
------------------------------------------------------------------------------------------------------------------------------------

KBR INC                        COM        48242W106    $442       18,965   SH         X                             X
------------------------------------------------------------------------------------------------------------------------------------

LEAP WIRELESS INTL INC         COM NEW    521863308    $782       40,010   SH         X                             X
------------------------------------------------------------------------------------------------------------------------------------

LORILLARD INC                  COM        544147101    $1,079     14,520   SH         X                             X
------------------------------------------------------------------------------------------------------------------------------------

MACYS INC                      COM        55616P104    $932       50,940   SH         X                             X
------------------------------------------------------------------------------------------------------------------------------------

OWENS CORNING NEW              COM        690742101    $1,392     62,025   SH         X                             X
------------------------------------------------------------------------------------------------------------------------------------

PDL BIOPHARMA INC              COM        69329Y104    $615       78,065   SH         X                             X
------------------------------------------------------------------------------------------------------------------------------------

RANGE RES CORP                 COM        75281A109    $283        5,730   SH         X                             X
------------------------------------------------------------------------------------------------------------------------------------
REGIONS FINANCIAL CORP
NEW                            COM        7591EP100    $1,168    188,110   SH         X                             X
------------------------------------------------------------------------------------------------------------------------------------

SMITH A O                      COM        831865209    $613       16,095   SH         X                             X
------------------------------------------------------------------------------------------------------------------------------------




                                                                                      INVESTMENT DISCRETION        VOTING AUTHORITY
                                                    FAIR MARKET
                                                       VALUE     SHARES OR
                             TITLE OF      CUSIP        (IN      PRINCIPAL SH/ PUT/       SHARED   SHARED  OTHER
ISSUER                         CLASS       NUMBER    THOUSANDS)    AMOUNT  PRN CALL SOLE  DEFINED  OTHER   MNGRS** SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
SOLUTIA INC                    COM NEW    834376501    $1,174    101,375   SH         X                             X
------------------------------------------------------------------------------------------------------------------------------------

SPDR GOLD TRUST                GOLD SHS   78463V107    $5,817     58,850   SH         X                             X
------------------------------------------------------------------------------------------------------------------------------------

UNITEDHEALTH GROUP INC         COM        91324P102    $751       30,000   SH         X                             X
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value
(in thousands)                                         $22,119
------------------------------------------------------------------------------------------------------------------------------------

